Schedule Of Tooling and equipment (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 3,063,707	$ 3,529,067
Less: Accumulated Depreciation		(2,398,740)	(2,567,375)
Net	589,065	664,967	961,692
Tooling and Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,685,006	2,127,816
Computers and Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		615,567	676,196
Funiture and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 763,134	$ 725,055